UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-9176

                 ALLIANCEBERNSTEIN SELECT INVESTOR SERIES, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2005

                   Date of reporting period: January 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN SELECT INVESTOR SERIES
BIOTECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
January 31, 2005 (unaudited)

Company                                         Shares           U.S. $ Value
------------------------------------------------------------------------------
COMMON STOCKS -  97.7%

India -  4.7%
Dr. Reddy's Laboratories, Ltd. (ADR)           148,300           $  2,506,270
Ranbaxy Laboratories, Ltd. (GDR)               102,872              2,525,508
                                                                 -------------
                                                                    5,031,778
                                                                 -------------
Israel -  3.0%
Teva Pharmaceutical Industries, Ltd. (ADR)     113,400              3,257,982
                                                                 -------------
Switzerland -  2.2%
Serono SA (ADR)                                151,900              2,345,336
                                                                 -------------
United Kingdom -  1.3%
GlaxoSmithKline Plc. (ADR)                      30,600              1,363,842
                                                                 -------------
United States -  86.5%
Abgenix, Inc.(a)                               343,400              3,015,052
Affymetrix, Inc.(a)                            124,700              5,132,652
Alkermes, Inc.(a)                              269,200              3,410,764
Amgen, Inc.(a)(b)                              121,696              7,574,359
Amylin Pharmaceuticals, Inc.(a)                 81,700              1,830,897
Applera Corp. - Applied Biosystems Group       105,100              2,107,255
Biogen Idec, Inc.(a)                           102,375              6,650,280
Cephalon, Inc.(a)                               83,700              4,118,040
Chiron Corp.(a)                                 45,400              1,491,390
Eli Lilly & Co.                                 41,600              2,256,384
Forest Laboratories, Inc.(a)                    38,300              1,590,599
Genentech, Inc.(a)                             107,000              5,104,970
Genzyme Corp. - General Division(a)             67,800              3,946,638
Gilead Sciences, Inc.(a)                       103,700              3,432,470
Human Genome Sciences, Inc.(a)                 134,500              1,607,275
ICOS Corp.(a)                                  154,400              3,864,632
Incyte Corp.(a)                                203,700              1,825,152
MedImmune, Inc.(a)                             114,900              2,717,959
Millennium Pharmaceuticals, Inc.(a)            281,600              2,593,536
Myriad Genetics, Inc.(a)                       209,600              5,189,696
NPS Pharmaceuticals, Inc.(a)                   181,700              2,998,050
Nuvelo, Inc.(a)                                272,000              2,148,800
PerkinElmer, Inc.                              240,200              5,522,198
Protein Design Labs, Inc.(a)                   200,000              4,034,000

Company                                         Shares           U.S. $ Value
------------------------------------------------------------------------------
Sepracor, Inc.(a)                               55,100           $  3,150,618
Tanox, Inc.(a)                                 195,500              2,320,585
Vertex Pharmaceuticals, Inc.(a)                344,100              3,499,497
                                                                 -------------
                                                                   93,133,748
                                                                 -------------
Total Investments - 97.7%
   (cost $94,009,664)                                             105,132,686
Other assets less liabilities -  2.3%                               2,468,761
                                                                 -------------
Net Assets - 100%                                                $107,601,447
                                                                 =============

SECURITIES SOLD SHORT
------------------------------------------------------------------------------
Celgene Corp.(a)                                16,000           $   (437,440)
Gene Logic, Inc.(a)                             61,500               (187,575)
Lexicon Genetics, Inc.(a)                       82,000               (549,400)
Transgenomic, Inc.(a)                           41,000                (42,230)
                                                                 -------------
Total Securities Sold Short
   (proceeds $2,114,511)                                         $ (1,216,645)
                                                                 -------------

a     Non-income producing security.
b Position, or a portion there of, with a market value of $7,574,359, has been segregated to collateralize short sales.

      Glossary of terms:

      ADR - American Depositary Receipt
      GDR - Global Depositary Receipt


ALLIANCEBERNSTEIN SELECT INVESTOR SERIES
BIOTECHNOLOGY PORTFOLIO
SECTOR BREAKDOWN
January 31, 2005 (unaudited)

Biotechnology                                     82.1%
Drugs                                             15.9
Medical Products                                   2.0
                                                 ------
Total Investments                                100.0%
                                                 ------

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO
PORTFOLIO OF INVESTMENTS
January 31, 2005 (unaudited)

Company                                               Shares              Value
--------------------------------------------------------------------------------

COMMON STOCKS--87.3%
Technology--33.6%
Communication Equipment--8.2%
Corning, Inc.(a)                                      72,500     $      793,150
Juniper Networks, Inc.(a)                             38,700            972,531
QUALCOMM, Inc.                                        31,300          1,165,612
                                                                 --------------
                                                                      2,931,293
                                                                 --------------
Computer Hardware / Storage--7.5%
Apple Computer, Inc.(a)                               10,100            776,690
Dell, Inc.(a)                                         37,500          1,566,001
EMC Corp.(a)                                          26,300            344,530
                                                                 --------------
                                                                      2,687,221
                                                                 --------------
Computer Peripherals--0.8%
Network Appliance, Inc.(a)                             8,700            277,008
                                                                 --------------
Internet--6.3%
Google, Inc. Cl. A(a)(b)                               3,600            704,268
Yahoo!, Inc.(a)                                       44,300          1,559,803
                                                                 --------------
                                                                      2,264,071
                                                                 --------------
Semiconductor Components--4.0%
Broadcom Corp. Cl. A(a)                               22,100            703,443
Marvell Technology Group Ltd. (Bermuda)(a)(b)         21,400            715,830
                                                                 --------------
                                                                      1,419,273
                                                                 --------------
Software--6.8%
Electronic Arts, Inc.(a)                              20,330          1,308,032
Microsoft Corp.                                       29,400            772,632
Symantec Corp.(a)                                     14,700            343,245
                                                                 --------------
                                                                      2,423,909
                                                                 --------------
                                                                     12,002,775
                                                                 --------------
Healthcare--19.7%
Biotechnology--2.5%
Amgen, Inc.(a)                                        14,500            902,480
                                                                 --------------
Drugs--1.8%
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)    21,800            626,314
                                                                 --------------
Medical Products--8.9%
Alcon, Inc. (Switzerland)                             11,800            934,560
Boston Scientific Corp.(a)                            11,900            393,414
St. Jude Medical, Inc.(a)                             27,700          1,088,056
Zimmer Holdings, Inc.(a)                               9,700            764,845
                                                                 --------------
                                                                      3,180,875
                                                                 --------------
Medical Services--6.5%
UnitedHealth Group, Inc.                              16,300          1,449,070
Wellpoint Inc.(a)                                      7,300            886,950
                                                                 --------------
                                                                      2,336,020
                                                                 --------------
                                                                      7,045,689
                                                                 --------------

Company                                               Shares              Value
--------------------------------------------------------------------------------
Consumer Services--12.6%
Entertainment & Leisure--2.6%
Carnival Corp. (Panama)                               16,000     $      921,600
                                                                 --------------
Restaurants & Lodging--1.0%
Starbucks Corp.(a)                                     7,000            378,000
                                                                 --------------
Retail - General Merchandise--9.0%
eBay, Inc.(a)                                         15,700          1,279,550
Lowe's Cos., Inc.                                     22,200          1,265,178
Target Corp.                                          13,600            690,472
                                                                 --------------
                                                                      3,235,200
                                                                 --------------
                                                                      4,534,800
                                                                 --------------
Finance--9.2%
Brokerage & Money Management--2.8%
Franklin Resources, Inc.                               9,400            637,884
The Goldman Sachs Group, Inc.                          3,400            366,690
                                                                 --------------
                                                                      1,004,574
                                                                 --------------
Insurance--2.5%
American International Group, Inc.                    13,400            888,286
                                                                 --------------
Miscellaneous--3.9%
Citigroup, Inc.                                        9,000            441,450
MBNA Corp.                                            36,080            959,006
                                                                 --------------
                                                                      1,400,456
                                                                 --------------
                                                                      3,293,316
                                                                 --------------
Energy--3.6%
Oil Service--3.6%
Halliburton Co.                                       14,500            596,385
Nabors Industries, Ltd. (Bermuda) (a)                 13,600            685,440
                                                                 --------------
                                                                      1,281,825
                                                                 --------------
Consumer Staples--3.2%
Cosmetics--2.2%
Avon Products, Inc.                                   18,300            772,626
                                                                 --------------
Household Products--1.0%
The Procter & Gamble Co.                               6,800            361,964
                                                                 --------------
                                                                      1,134,590
                                                                 --------------
Capital Goods--2.0%
Miscellaneous--2.0%
General Electric Co.                                  19,500            704,535
                                                                 --------------
Multi Industry Companies--1.3%
Tyco International Ltd. (Bermuda)                     12,600            455,364
                                                                 --------------
Consumer Manufacturing--1.2%
Building Related--1.2%
Lennar Corp. Cl. A                                     4,000            225,880
Pulte Homes, Inc.                                      3,400            224,672
                                                                 --------------
                                                                        450,552
                                                                 --------------

                                                   Shares or
                                                   Principal
                                                      Amount
Company                                                (000)              Value
--------------------------------------------------------------------------------
Transportation--0.9%
Air Freight--0.9%
United Parcel Service, Inc., Cl. B                     4,200     $      313,656
                                                                 --------------
Total Common Stocks
   (cost $25,119,282)                                                31,217,102
                                                                 --------------
SHORT-TERM INVESTMENT--14.5%
Time Deposit--14.5%
The Bank of New York
  1.50%, 2/01/05
   (cost $5,182,000)                                  $5,182          5,182,000
                                                                 --------------
Total Investments--101.8%
   (cost $30,301,282)                                                36,399,102
Other assets less liabilities--(1.8%)                                  (632,387)
                                                                 --------------
Net Assets--100%                                                 $   35,766,715
                                                                 --------------

CALL OPTIONS WRITTEN

Description                   Contracts(c)   Exercise Price   Expiration Month      Value
-------------------------------------------------------------------------------------------
Google, Inc.
(premiums received $9,370)         10            $ 195             Feb '05       $ (10,300)

(a)   Non-income producing security.
(b) Security on which option is written (share value subject to call have aggregate market value $195,630).
(c)   One contract relates to 100 shares unless otherwise indicated.

      Glossary:

      ADR - American Depositary Receipt


Please note: The sector classifications presented herein are based on the sector categorization methodology of the advisor.

ALLIANCE BERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
January 31, 2005 (unaudited)

Company                                                           Shares           Value
----------------------------------------------------------------------------------------
COMMON STOCKS--72.5%
Technology--70.8%
Communication Equipment--13.0%
Cisco Systems, Inc.(a)                                           161,700   $   2,917,068
Juniper Networks, Inc.(a)                                        169,200       4,251,996
Motorola, Inc.                                                    53,000         834,220
QUALCOMM, Inc.                                                    67,400       2,509,976
                                                                           -------------
                                                                              10,513,260
                                                                           -------------
Computer Hardware / Storage / Peripherals--12.5%
Dell, Inc.(a)                                                    125,900       5,257,584
EMC Corp.(a)                                                     254,900       3,339,190
Network Appliance, Inc.(a)                                        45,100       1,435,984
                                                                           -------------
                                                                              10,032,758
                                                                           -------------
Computer Services--3.7%
Fiserv, Inc.(a)                                                   28,800       1,101,600
Infosys Technologies Ltd. (ADR)(India)                            28,300       1,868,932
                                                                           -------------
                                                                               2,970,532
                                                                           -------------
Electronic Components--1.1%
LG.Philips LCD Co., Ltd. (ADR)(South Korea)(a)                    40,800         881,280
                                                                           -------------
Internet--8.4%
Google, Inc. Cl. A(a)                                              6,500       1,271,595
Fastweb (Italy) (a)                                               18,500         895,909
Yahoo!, Inc.(a)                                                  131,700       4,637,157
                                                                           -------------
                                                                               6,804,661
                                                                           -------------
Semiconductor Capital Equipment--3.1%
ASML Holding N.V. (Netherlands) (a)                               74,700       1,222,985
KLA-Tencor Corp.(a)                                               11,400         527,250
Lam Research Corp.(a)                                             26,400         706,464
                                                                           -------------
                                                                               2,456,699
                                                                           -------------
Semiconductor Components--14.8%
Intel Corp.                                                      187,400       4,207,130
Linear Technology Corp.                                           29,700       1,120,878
Marvell Technology Group Ltd. (Bermuda)(a)                        92,500       3,094,125
Samsung Electronics Co., Ltd. (GDR) (South Korea) (b)              5,200       1,254,998
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (Taiwan)      257,200       2,250,500
                                                                           -------------
                                                                              11,927,631
                                                                           -------------
Software--14.2%
Electronic Arts, Inc.(a)                                          15,700       1,010,138
McAfee, Inc. (a)                                                  33,400         863,390
Mercury Interactive Corp.(a)                                      16,100         704,697
Microsoft Corp.                                                  155,400       4,083,912
NaviSite, Inc.(a)                                                 28,014          56,308
Oracle Corp.(a)                                                  221,500       3,050,055
SAP AG (ADR) (Germany)                                            42,800       1,657,216
                                                                           -------------
                                                                              11,425,716
                                                                           -------------
                                                                              57,012,537
                                                                           -------------

                                                               Shares or
                                                               Principal
                                                                  Amount
Company                                                            (000)           Value
----------------------------------------------------------------------------------------
Consumer Services--1.7%
Broadcasting & Cable--1.7%
Time Warner, Inc. (a)                                             78,200   $   1,407,600
                                                                           -------------
Total Common Stocks
   (cost $48,292,533)                                                         58,420,137
                                                                           -------------
SHORT-TERM INVESTMENT--16.3%
Time Deposit--16.3%
The Bank of New York
   1.50%, 2/01/05
   (cost $13,166,000)                                            $13,166      13,166,000
                                                                           -------------
Total Investments--88.8%
   (cost $61,458,533)                                                         71,586,137
Other assets less liabilities--11.2%                                           9,025,684
                                                                           -------------
Net Assets--100%                                                           $  80,611,821
                                                                           -------------

(a)   Non-income producing security.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2005 the aggregate market value of this security amounted to $1,254,998 or 1.6% of net assets.

      Glossary of Terms:

      ADR - American Depositary Receipt
      GDR - Global Depositary Receipt

Please note: The sector classifications presented herein are based on the sector categorization methodology of the advisor.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.       DESCRIPTION OF EXHIBIT

      11(a)(1)          Certification of Principal Executive Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)          Certification of Principal Financial Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Select Investor Series, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: March 31, 2005

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: March 31, 2005